Note 12 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
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1
2
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RELATED PARTY
TRANSACTIONS:

As discussed in Note
7
above, N. Scott Fine, our Chief Executive Officer and Chairman of the Board, was a principal of Scarsdale at the time we initially retained Scarsdale as our financial adviser, and his son is currently employed by Scarsdale, is active on our account and serves as our Corporate Secretary.

Since
October 2016,
we have paid a monthly fee of
$5,000
to a non-profit organization of which C.E. Rick Strattan is the Executive Director, in consideration of consulting services provided to us by Mr. Strattan. Mr. Strattan is our founder, former Chief Executive Officer and one
of our directors.

During
2017,
Rebecca A. Fine, Mr. Fine’s daughter, was employed by us as an Executive Assistant and was paid an annual salary of
$60,000.
During
2018,
she was engaged by us as a contractor to provide those services at the rate of
$5,000
per month and received a bonus of
$5,000.
She is currently engaged by us as a contractor at the rate of
$5,800
per month.

Kevin J. Strattan, the son of C.E. Rick Strattan, has been employed by us since
2008,
and since
2014
has been our Vice President, Finance – Compensation. His annual salary increased from
$90,000
to
$100,000
in
November 2017
and to his current salary of
$107,200
in
October 2018.
In addition, he received a bonus of
$10,000
in
2018.

Corey E. Strattan, the daughter-in-law of C.E. Rick Strattan, has been employed by us since
2011
as a documentation specialist and logistics coordinator. During
2017
she was paid an annual salary of
$48,000.
In
January 2018,
her annual salary increased to
$72,000.
In
January 2019
her annual salary increased to
$78,000
her current salary. In addition, she received a bonus of
$5,000
in
2018.